COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Fees to be Received under Non-Cancellable Operating and Right to Use Agreements

As of December 31, 2018, future minimum lease payments under non-cancellable operating leases and right to use agreements were as follows:

Year ending December 31,
2019	$24,523
2020	16,325
2021	14,757
2022	9,288
2023	5,365
Over 2023	33,211

$103,469

Minimum Lease Payments under Non-Cancellable Leases

As of December 31, 2018, future minimum fees to be received under non-cancellable operating leases and right to use agreements were as follows:

Year ending December 31,
2019	$54,410
2020	47,133
2021	37,300
2022	35,482
2023	37,248
Over 2023	97,670

$309,243